UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: February 28

Date of reporting period: May 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

FORM N-Q

MAY 31, 2008

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited)	May 31, 2008

FACE AMOUNT†		SECURITY	VALUE
CORPORATE BONDS & NOTES - 85.1%
CONSUMER DISCRETIONARY - 16.9%
Auto Components - 1.5%
		Allison Transmission Inc.:
70,000		11.000% due 11/1/15 (a)	$66,325
80,000		Senior Notes, 11.250% due 11/1/15 (a)(b)	73,200
125,000		Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	80,000
460,000		Visteon Corp., Senior Notes, 8.250% due 8/1/10 (c)	432,975

		Total Auto Components	652,500

Automobiles - 2.3%
284,000	EUR	Bombardier Inc., 7.250% due 11/15/16 (a)	451,760
750,000		General Motors Corp., Senior Debentures, 8.375% due 7/15/33 (c)	517,500

		Total Automobiles	969,260

Diversified Consumer Services - 0.4%
175,000		Education Management LLC/Education Management Finance Corp., Senior Subordinated Notes, 10.250% due 6/1/16	167,562

Hotels, Restaurants & Leisure - 2.7%
230,000		Buffets Inc., Senior Notes, 12.500% due 11/1/14 (d)	5,750
50,000	EUR	Codere Finance Luxembourg SA, 8.250% due 6/15/15	71,562
50,000		Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	49,250
295,000		El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13 (c)	284,675
80,000		Harrah’s Operating Co. Inc., Senior Notes, 10.750% due 2/1/16 (a)	69,800
120,000		Indianapolis Downs LLC & Capital Corp., 11.000% due 11/1/12 (a)	111,000
250,000		Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10 (c)	218,750
200,000		Sbarro Inc., Senior Notes, 10.375% due 2/1/15	175,000
		Station Casinos Inc., Senior Subordinated Notes:
200,000		6.500% due 2/1/14	127,000
70,000		6.875% due 3/1/16	42,963

		Total Hotels, Restaurants & Leisure	1,155,750

Household Durables - 1.8%
500,000		Holt Group Inc., Senior Notes, 9.750% due 1/15/06 (d)(e)(f)	0
		K Hovnanian Enterprises Inc.:
140,000		11.500% due 5/1/13 (a)	146,300
130,000		Senior Notes, 8.625% due 1/15/17	101,400
195,000		Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	198,900
340,000		Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.413% due 9/1/12 (c)	317,900

		Total Household Durables	764,500

Leisure Equipment & Products - 0.2%
55,000	EUR	Cirsa Capital Luxembourg, 7.875% due 7/15/12 (a)	75,296

Media - 6.4%
		Affinion Group Inc.:
30,000		Senior Notes, 10.125% due 10/15/13	30,825
200,000		Senior Subordinated Notes, 11.500% due 10/15/15 (c)	204,250
644,000		CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15 (c)	550,620
192,000		CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 10/1/13	179,040
105,000		Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	72,975
105,000		Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	72,975
220,000		Charter Communications Inc., Senior Secured Notes, 10.875% due 9/15/14 (a)	236,500
100,000		CMP Susquehanna Corp., 9.875% due 5/15/14	71,000

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2008

FACE AMOUNT†		SECURITY	VALUE
Media - 6.4% (continued)
290,000		Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, 9.875% due 8/15/13 (c)	$280,212
85,000		EchoStar DBS Corp., Senior Notes, 7.750% due 5/31/15 (a)	85,000
300,000		Idearc Inc., Senior Notes, 8.000% due 11/15/16 (c)	216,000
50,000	EUR	Lottomatica SpA, Bonds, 8.250% due 3/31/66 (a)(e)(g)	75,063
150,000		R.H. Donnelley Corp., Senior Discount Notes, 6.875% due 1/15/13	101,250
190,000		TL Acquisitions Inc., Senior Notes, 10.500% due 1/15/15 (a)	173,850
280,000	EUR	UPC Holding BV, Senior Notes, 7.750% due 1/15/14 (a)	410,005

		Total Media	2,759,565

Multiline Retail - 0.7%
200,000		Dollar General Corp., Senior Subordinated Notes, 11.875% due 7/15/17 (b)	185,000
50,000	EUR	Edcon Holdings Proprietary Ltd., 10.458% due 6/15/15 (a)(g)	42,782
80,000		Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15	83,100

		Total Multiline Retail	310,882

Specialty Retail - 0.9%
80,000		Ace Hardware Corp., Senior Secured Notes, 9.125% due 6/1/16 (a)	77,200
110,000		Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	92,125
72,000	EUR	Edcon Holdings Proprietary Ltd., 10.458% due 6/15/15 (a)(g)	61,606
370,000		Flooring America Inc., Senior Notes, 9.250% due 10/15/07 (d)(e)(f)	0
		Michaels Stores Inc.:
135,000		Senior Notes, 10.000% due 11/1/14	125,550
50,000		Senior Subordinated Bonds, 11.375% due 11/1/16	43,250

		Total Specialty Retail	399,731

		TOTAL CONSUMER DISCRETIONARY	7,255,046

CONSUMER STAPLES - 1.6%
Beverages - 0.4%
130,000	EUR	Belvedere, Senior Secured Bonds, 8.106% due 5/15/13 (a)(g)	181,006

Food & Staples Retailing - 0.1%
22,000		Delhaize America Inc., Debentures, 9.000% due 4/15/31	26,476

Food Products - 0.4%
185,000		Dole Food Co. Inc., Senior Notes, 7.250% due 6/15/10	172,512

Tobacco - 0.7%
		Alliance One International Inc., Senior Notes:
230,000		8.500% due 5/15/12 (c)	219,650
90,000		11.000% due 5/15/12	93,150

		Total Tobacco	312,800

		TOTAL CONSUMER STAPLES	692,794

ENERGY - 10.1%
Energy Equipment & Services - 0.7%
80,000		Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	81,400
210,000		Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14 (a)	217,875

		Total Energy Equipment & Services	299,275

Oil, Gas & Consumable Fuels - 9.4%
300,000		Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12 (c)	307,500
415,000		Chesapeake Energy Corp., Senior Notes, 7.250% due 12/15/18 (c)	413,962
97,417	EUR	Corral Finans AB, 6.247% due 4/12/10 (a)(b)(g)	131,092
250,000		Costilla Energy Inc., Senior Subordinated Notes, 10.250% due 10/1/06 (d)(e)(f)	0
225,000		El Paso Corp., Notes, 7.875% due 6/15/12 (c)	235,699
220,000		EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11 (c)	216,975
		Gazprom, Bonds:
4,690,000	RUB	6.790% due 10/29/09	198,004
1,180,000	RUB	7.000% due 10/27/11	49,818

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2008

FACE AMOUNT†		SECURITY	VALUE
Oil, Gas & Consumable Fuels - 9.4% (continued)
35,000		Inergy LP/Inergy Finance Corp., Senior Notes, 8.250% due 3/1/16 (a)	$35,787
280,000		International Coal Group Inc., Senior Notes, 10.250% due 7/15/14 (c)	281,400
130,000		LUKOIL International Finance BV, 6.356% due 6/7/17 (a)	124,800
80,000		MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes, 8.750% due 4/15/18 (a)	84,200
		OPTI Canada Inc., Senior Secured Notes:
50,000		7.875% due 12/15/14	50,875
15,000		8.250% due 12/15/14	15,525
70,000		Parallel Petroleum Corp., 10.250% due 8/1/14	70,350
		Petrohawk Energy Corp., Senior Notes:
80,000		9.125% due 7/15/13	83,600
30,000		7.875% due 6/1/15 (a)	30,113
306,956		Petrozuata Finance Inc., 8.220% due 4/1/17 (a)(c)	317,700
310,000		SandRidge Energy Inc., Senior Notes, 8.000% due 6/1/18 (a)	315,425
500,000		SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)	490,000
25,000		Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	23,125
155,000		Teekay Shipping Corp., Senior Notes, 8.875% due 7/15/11	166,431
225,000		Tennessee Gas Pipeline Co., 7.000% due 3/15/27 (c)	219,316
185,000		VeraSun Energy Corp., 9.375% due 6/1/17	129,500
25,000		Whiting Petroleum Corp., Senior Subordinated Notes, 7.250% due 5/1/12	25,000

		Total Oil, Gas & Consumable Fuels	4,016,197

		TOTAL ENERGY	4,315,472

FINANCIALS - 14.1%
Capital Markets - 0.8%
230,000	EUR	Smurfit Kappa Funding PLC, Senior Subordinated Notes, 7.750% due 4/1/15 (c)	345,288

Commercial Banks - 2.8%
230,000		ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)	235,336
250,000		HSBK Europe BV, 7.250% due 5/3/17 (a)	223,750
130,000		ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22 (a)(g)	114,287
100,000		RSHB Capital, Notes, 7.125% due 1/14/14 (a)	101,120
		Russian Agricultural Bank, Loan Participation Notes:
10,000		7.175% due 5/16/13 (a)	10,175
106,000		6.299% due 5/15/17 (a)	99,640
		TuranAlem Finance BV:
		Bonds:
280,000		8.250% due 1/22/37 (a)	237,300
105,000		8.250% due 1/22/37 (a)	88,987
50,000	GBP	Medium-Term Notes, 7.125% due 12/21/09	90,419

		Total Commercial Banks	1,201,014

Consumer Finance - 2.8%
		Ford Motor Credit Co., Senior Notes:
139,000		8.026% due 6/15/11 (g)	127,767
100,000		5.460% due 1/13/12 (g)	84,566
605,000		12.000% due 5/15/15 (c)	605,168
500,000		General Motors Acceptance Corp., Bonds, 8.000% due 11/1/31 (c)	383,895

		Total Consumer Finance	1,201,396

Diversified Financial Services - 6.2%
400,000		AAC Group Holding Corp., Senior Discount Notes, step bond to yield 9.092% due 10/1/12 (c)	390,000
375,000		Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (a)	270,000
70,000		Capmark Financial Group Inc., 5.875% due 5/10/12	56,427
130,000	EUR	CEVA Group PLC, 8.500% due 12/1/14 (a)	160,782
140,000		Citigroup Inc., Junior Subordinated Notes, 8.400% due 10/30/49 (g)	138,955
330,000		Galaxy Entertainment Finance Co. Ltd., 8.133% due 12/15/10 (a)(c)(g)	325,050

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2008

FACE AMOUNT†		SECURITY	VALUE
Diversified Financial Services - 6.2% (continued)
220,000	EUR	Hellas II, Subordinated Notes, 10.747% due 1/15/15 (a)(g)	$266,103
100,000		Leucadia National Corp., Senior Notes, 8.125% due 9/15/15	102,875
		LVB Acquisition Merger:
30,000		Senior Notes, 10.375% due 10/15/17 (a)(b)	32,100
65,000		Senior Subordinated Bonds, 11.625% due 10/15/17 (a)	69,225
65,000		Residential Capital Corp., 5.978% due 11/21/08 (g)	60,125
		Residential Capital LLC:
115,000		6.546% due 4/17/09 (a)(g)	83,375
120,000		Notes, 8.375% due 6/30/10	64,800
		Senior Notes:
10,000		5.758% due 5/22/09 (g)	8,200
200,000		8.000% due 2/22/11	101,000
325,000		Vanguard Health Holdings Co., II LLC, Senior Subordinated Notes, 9.000% due 10/1/14 (c)	335,562
178,000	EUR	Zlomrex International Finance S.A., Secured Notes, 8.500% due 2/1/14 (a)(e)	211,840

		Total Diversified Financial Services	2,676,419

Insurance - 0.5%
220,000		American International Group Inc., 8.175% due 5/15/58 (a)(g)	211,622

Real Estate Management & Development - 1.0%
100,000	EUR	Akerys Holdings SA, 8.107% due 8/1/14 (a)(g)	54,450
300,000		Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	175,500
		Realogy Corp.:
30,000		10.500% due 4/15/14	22,650
140,000		11.000% due 4/15/14 (b)	91,700
145,000		Senior Subordinated Notes, 12.375% due 4/15/15	79,750

		Total Real Estate Management & Development	424,050

		TOTAL FINANCIALS	6,059,789

HEALTH CARE - 5.0%
Health Care Equipment & Supplies - 0.4%
185,000		Advanced Medical Optics Inc., 7.500% due 5/1/17	173,900

Health Care Providers & Services - 3.5%
100,000		CRC Health Corp., 10.750% due 2/1/16	84,500
		HCA Inc.:
225,000		Notes, 6.375% due 1/15/15	196,875
390,000		Senior Secured Notes, 9.625% due 11/15/16 (b)(c)	412,425
		Tenet Healthcare Corp., Senior Notes:
360,000		6.375% due 12/1/11 (c)	342,900
30,000		6.500% due 6/1/12	28,050
110,000		9.875% due 7/1/14	110,550
403,000		US Oncology Holdings Inc., Senior Notes, 7.949% due 3/15/12 (b)(c)(g)	330,460

		Total Health Care Providers & Services	1,505,760

Life Sciences Tools & Services - 1.1%
330,000	EUR	Millipore Corp., 5.875% due 6/30/16 (a)	478,728

Pharmaceuticals - 0.0%
575,000		Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (d)(f)	7,187

		TOTAL HEALTH CARE	2,165,575

INDUSTRIALS - 10.4%
Aerospace & Defense - 0.4%
150,000		Hawker Beechcraft Acquisition Co., Senior Notes, 8.875% due 4/1/15 (b)	153,750
6,632		Kac Acquisition Co., Subordinated Notes, 8.000% due 4/26/26 (d)(e)(f)(g)	0

		Total Aerospace & Defense	153,750

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2008

FACE AMOUNT†	SECURITY	VALUE
Airlines - 0.4%
4,832	Continental Airlines Inc., Pass-Through Certificates, 6.541% due 9/15/09	$4,832
160,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)	164,000

	Total Airlines	168,832

Building Products - 2.1%
	Associated Materials Inc.:
330,000	Senior Discount Notes, step bond to yield 15.061% due 3/1/14 (c)	226,875
135,000	Senior Subordinated Notes, 9.750% due 4/15/12	135,000
	GTL Trade Finance Inc.:
120,000	7.250% due 10/20/17 (a)	122,550
130,000	7.250% due 10/20/17 (a)	132,622
	Nortek Inc.:
40,000	Senior Secured Notes, 10.000% due 12/1/13 (a)	39,950
175,000	Senior Subordinated Notes, 8.500% due 9/1/14	123,375
230,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.811% due 3/1/14	115,288

	Total Building Products	895,660

Commercial Services & Supplies - 3.3%
885,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11 (c)	756,675
305,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13 (c)	311,100
180,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14	158,400
325,000	Safety-Kleen Services Inc., Senior Subordinated Notes, 9.250% due 6/1/08 (d)(e)(f)	0
200,000	US Investigations Services Inc., Senior Subordinated Notes, 10.500% due 11/1/15 (a)	182,000

	Total Commercial Services & Supplies	1,408,175

Construction & Engineering - 0.2%
80,000	CSC Holdings Inc., 8.500% due 6/15/15 (a)	80,400

Marine - 0.5%
290,000	Arpeni Pratama Ocean Line Investment BV, 8.750% due 5/3/13 (a)(c)	235,709

Road & Rail - 1.4%
135,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	141,750
	Hertz Corp.:
25,000	Senior Notes, 8.875% due 1/1/14	25,000
320,000	Senior Subordinated Notes, 10.500% due 1/1/16 (c)	320,800
130,000	Kansas City Southern Railway, Senior Notes, 8.000% due 6/1/15	131,300

	Total Road & Rail	618,850

Trading Companies & Distributors - 1.8%
260,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)(c)	232,700
235,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16 (c)	205,625
425,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	320,875

	Total Trading Companies & Distributors	759,200

Transportation Infrastructure - 0.3%
365,000	Swift Transportation Co., Senior Secured Notes, 12.500% due 5/15/17 (a)	131,400

	TOTAL INDUSTRIALS	4,451,976

INFORMATION TECHNOLOGY - 2.5%
Electronic Equipment & Instruments - 0.8%
	NXP BV/NXP Funding LLC:
185,000	Senior Notes, 9.500% due 10/15/15	175,056

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2008

FACE AMOUNT†		SECURITY	VALUE
Electronic Equipment & Instruments - 0.8% (continued)
190,000		Senior Secured Notes, 7.875% due 10/15/14	$185,250

		Total Electronic Equipment & Instruments	360,306

IT Services - 1.5%
100,000		Ceridian Corp., Senior Notes, 12.250% due 11/15/15 (a)(b)	93,500
270,000		First Data Corp., 9.875% due 9/24/15 (a)	244,688
270,000		SunGard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15 (c)	282,150

		Total IT Services	620,338

Software - 0.2%
120,000		Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	92,100

		TOTAL INFORMATION TECHNOLOGY	1,072,744

MATERIALS - 10.3%
Chemicals - 0.7%
		Georgia Gulf Corp., Senior Notes:
22,000		9.500% due 10/15/14	18,260
230,000		10.750% due 10/15/16	150,650
170,000		Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)	111,350

		Total Chemicals	280,260

Containers & Packaging - 1.3%
120,000		Berry Plastics Holding Corp., 10.250% due 3/1/16	96,600
50,000	EUR	Clondalkin Industries BV, 8.000% due 3/15/14 (a)	70,007
90,000		Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	84,150
140,000		Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	141,750
50,000	EUR	Impress Holdings BV, Senior Subordinated Notes, 9.250% due 9/15/14 (a)	76,229
40,000		Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	37,800
275,000		Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (d)(e)(f)	0
60,000		Rock-Tenn Co., Senior Notes, 9.250% due 3/15/16 (a)	63,600

		Total Containers & Packaging	570,136

Metals & Mining - 4.6%
350,000		CII Carbon LLC, 11.125% due 11/15/15 (a)	348,250
160,000		Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	168,000
30,000		Noranda Aluminum Acquisition Corp., 6.828% due 5/15/15 (a)(b)(g)	26,475
80,000		Noranda Aluminum Holding Corp., Senior Notes, 8.578% due 11/15/14 (a)(b)(g)	70,400
190,000		Novelis Inc., Senior Notes, 7.250% due 2/15/15	179,550
270,000	GBP	Pipe Holding PLC, Secured Notes, 7.750% due 11/1/11 (a)(c)	508,962
280,000		Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15 (a)	273,000
40,000		Steel Dynamics Inc., Senior Notes, 7.375% due 11/1/12 (a)	40,500
360,000		Vale Overseas Ltd., Notes, 6.875% due 11/21/36 (c)	358,589

		Total Metals & Mining	1,973,726

Paper & Forest Products - 3.7%
		Abitibi-Consolidated Co. of Canada:
272,000		15.500% due 7/15/10 (a)	202,640
180,000		Senior Secured Notes, 13.750% due 4/1/11 (a)	191,925
190,000		Appleton Papers Inc., Senior Notes, 8.125% due 6/15/11	184,300
161,000	EUR	Lecta SA, Senior Secured Notes, 7.481% due 2/15/14 (a)(c)(g)	206,636
175,000		NewPage Corp., Senior Secured Notes, 9.123% due 5/1/12 (g)	183,750
249,040		NewPage Holding Corp., 9.986% due 11/1/13 (b)(c)(g)	244,993
300,000		Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25 (c)	274,500
120,000		Verso Paper Holdings LLC, 11.375% due 8/1/16	122,100

		Total Paper & Forest Products	1,610,844

		TOTAL MATERIALS	4,434,966

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2008

FACE AMOUNT†		SECURITY	VALUE
TELECOMMUNICATION SERVICES - 8.2%
Diversified Telecommunication Services - 5.9%
240,000		Axtel SAB de CV, Senior Notes, 7.625% due 2/1/17 (a)	$244,800
90,000		Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15	23,175
		Level 3 Financing Inc.:
90,000		6.704% due 2/15/15 (g)	76,050
340,000		Senior Notes, 9.250% due 11/1/14 (c)	319,600
104,000		UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (a)	104,000
		Virgin Media Finance PLC, Senior Notes:
280,000	GBP	9.750% due 4/15/14 (c)	524,349
250,000		9.125% due 8/15/16 (c)	246,250
585,740		Wind Acquisition Finance SA, 10.750% due 12/1/15	567,680
400,000		Windstream Corp., Senior Notes, 8.625% due 8/1/16 (c)	415,500

		Total Diversified Telecommunication Services	2,521,404

Wireless Telecommunication Services - 2.3%
110,000		ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17 (a)(b)	97,350
350,000		iPCS Inc., 4.998% due 5/1/13 (c)(g)	302,750
210,000		MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14	202,913
450,000		True Move Co., Ltd., 10.750% due 12/16/13 (a)	402,750

		Total Wireless Telecommunication Services	1,005,763

		TOTAL TELECOMMUNICATION SERVICES	3,527,167

UTILITIES - 6.0%
Electric Utilities - 0.8%
100,000		EEB International Ltd., Senior Bonds, 8.750% due 10/31/14 (a)	107,250
250,000		Texas Competitive Electric Holding Co. LLC, Senior Notes, 10.500% due 11/1/16 (a)(b)	253,750

		Total Electric Utilities	361,000

Independent Power Producers & Energy Traders - 5.2%
80,000		AES Corp., Senior Notes, 8.000% due 6/1/20 (a)	79,000
200,000		Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19	190,500
130,000		Edison Mission Energy, Senior Notes, 7.200% due 5/15/19	127,400
1,310,000		Energy Future Holdings, Senior Notes, 11.250% due 11/1/17 (a)(b)	1,349,300
240,000		Mirant North America LLC, Senior Notes, 7.375% due 12/31/13 (c)	243,000
		NRG Energy Inc., Senior Notes:
100,000		7.375% due 2/1/16	97,750
130,000		7.375% due 1/15/17	127,400

		Total Independent Power Producers & Energy Traders	2,214,350

		TOTAL UTILITIES	2,575,350

		TOTAL CORPORATE BONDS & NOTES
		(Cost - $41,066,375)	36,550,879

ASSET-BACKED SECURITIES - 0.4%
Diversified Financial Services - 0.4%
370,387		Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/12 (d)(e)(f)	0
195,205		Business Loan Express, 3.421% due 5/15/29 (a)(g)	167,966

		TOTAL ASSET-BACKED SECURITIES
		(Cost - $543,746)	167,966

CONVERTIBLE BOND & NOTE - 0.2%
Marine - 0.2%
130,000		Horizon Lines Inc., 4.250% due 8/15/12 (Cost - $102,217)	104,650

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2008

FACE AMOUNT†		SECURITY	VALUE
SOVEREIGN BONDS - 6.3%
Argentina -1.8%
		Republic of Argentina:
150,000		7.000% due 4/17/17	$105,729
		Bonds:
313,200	ARS	2.000% due 1/3/10 (c)(g)	222,039
578,000		7.000% due 9/12/13 (c)	458,964

		Total Argentina	786,732

Brazil - 2.6%
		Brazil Nota do Tesouro Nacional:
1,000	BRL	9.762% due 1/1/10	579
1,688,000	BRL	9.762% due 7/1/10 (c)	963,130
152,000	BRL	6.000% due 5/15/17	150,748

		Total Brazil	1,114,457

Indonesia - 0.5%
		Republic of Indonesia:
924,000,000	IDR	10.250% due 7/15/22	82,347
321,000,000	IDR	11.000% due 9/15/25	29,899
614,000,000	IDR	10.250% due 7/15/27	53,422
699,000,000	IDR	9.750% due 5/15/37	56,304

		Total Indonesia	221,972

Turkey - 0.3%
141,000	TRY	Republic of Turkey, 14.000% due 1/19/11	102,771

Venezuela - 1.1%
		Bolivarian Republic of Venezuela:
140,000		8.500% due 10/8/14	132,300
411,000		5.750% due 2/26/16	324,690

		Total Venezuela	456,990

		TOTAL SOVEREIGN BONDS (Cost - $2,777,213)	2,682,922

SHARES
COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
1,594,550		Home Interiors & Gifts Inc. (e)(f)*	1
2,998		Mattress Discounters Corp. (e)(f)*	0

		TOTAL CONSUMER DISCRETIONARY	1

INFORMATION TECHNOLOGY - 0.0%
Computers & Peripherals - 0.0%
4,055		Axiohm Transaction Solutions Inc. (e)(f)*	0

		TOTAL COMMON STOCKS (Cost - $846,634)	1

ESCROWED SHARES - 0.0%
375,000		Pillowtex Corp. (e)(f)* (Cost - $0)	0

PREFERRED STOCKS - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
0		ION Media Networks Inc., Series B *	195

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2008

SHARES		SECURITY	VALUE
FINANCIALS - 0.1%
Capital Markets - 0.1%
30		Lehman Brothers Holdings Inc. *	$32,550

Diversified Financial Services - 0.0%
		TCR Holdings Corp.:
439		Class B Shares, (e)(f) *	1
241		Class C Shares, (e)(f) *	0
636		Class D Shares, (e)(f) *	1
1,316		Class E Shares, (e)(f) *	1

			3

		TOTAL FINANCIALS	32,553

		TOTAL PREFERRED STOCKS (Cost - $33,606)	32,748

FACE AMOUNT
COLLATERALIZED SENIOR LOANS - 1.9%
Auto Components - 0.5%
$ 248,750		Allison Transmission, Term Loan B, 5.480% due 8/7/14 (g)	228,695

Health Care Providers & Services - 1.1%
553,124		Iasis Healthcare LLC, 8.163% due 6/15/14 (g)	491,589

Oil, Gas & Consumable Fuels - 0.3%
		Ashmore Energy International:
13,923		Synthetic Revolving Credit Facility, 5.098% due 3/30/14 (g)	12,548
102,672		Term Loan, 5.696% due 3/30/14 (g)	92,533

		Total Oil, Gas & Consumable Fuels	105,081

		TOTAL COLLATERALIZED SENIOR LOANS (Cost - $902,480)	825,365

SHARES
CONVERTIBLE PREFERRED STOCKS - 0.5%
FINANCIALS - 0.5%
220		Bank of America Corp., 7.250% 0/0/0 (c) (Cost - $220,475)	223,740

WARRANTS
WARRANTS - 0.0%
200		Leap Wireless International Inc., Expires 4/15/10(e)(f) *	0
2,521		Pillowtex Corp., Expires 11/24/09(e)(f) *	0

		TOTAL WARRANTS (Cost - $1,855)	0

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $46,494,601)	40,588,271

FACE AMOUNT†
SHORT-TERM INVESTMENTS - 2.5%
Sovereign Bonds - 2.5%
		Bank Negara Malaysia Monetary Notes:
193,000	MYR	Zero coupon bond to yield 3.320% due 6/17/08	59,486
520,000	MYR	Zero coupon bond to yield 3.310% due 7/17/08	159,839
216,000	MYR	Zero coupon bond to yield 3.200% due 8/7/08	66,260
		Egypt Treasury Bills:
3,850,000	EGP	Zero coupon bond to yield 7.080% due 10/28/08	698,184
600,000	EGP	Zero coupon bond to yield 6.390% due 11/11/08	108,471

		TOTAL SHORT-TERM INVESTMENTS (Cost - $1,068,909)	1,092,240

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2008

TOTAL INVESTMENTS - 97.0% (Cost - $47,563,510#)	$41,680,511
Other Assets in Excess of Liabilities - 3.0%	1,275,259

TOTAL NET ASSETS - 100.0%	$42,955,770

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(c)	All or a portion of this security is segregated for extended settlements and/or securities traded on a when-issued basis.

(d)	Security is currently in default.

(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 2).

(f)	Illiquid security.

(g)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2008.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
MYR	— Malaysian Ringgit
OJSC	— Open Joint Stock Company
RUB	— Russian Ruble
TRY	— Turkish Lira

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Global High Yield Bond Portfolio (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(b) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(d) Other Risks. Consistent with its objective to seek high current income, the Fund may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed. These securities are generally more volatile in nature, and the risk of loss of principal is greater.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective March 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Notes to Schedule of Investments (unaudited) (continued)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	5/31/08	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$41,680,511	$256,290	$41,424,217	$4
Other Financial Instruments*	71,644	—	71,644	—

Total	$41,752,155	$256,290	$41,495,861	$4

*	Other financial instruments may include written options, futures, swaps and forward contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments
Balance as of 2/29/08	$4	—
Accrued Premiums/Discounts	—	—
Realized Gain (Loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 5/31/08	$4	—

3. Investments

At May 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$954,007
Gross unrealized depreciation	(6,837,006)

Net unrealized depreciation	$(5,882,999)

Notes to Schedule of Investments (unaudited) (continued)

At May 31, 2008, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain(Loss)
Contracts to Buy:
Indian Rupee	829,500	$19,509	6/16/08	$(967)
Indian Rupee	2,445,900	57,526	6/16/08	(3,001)
Indian Rupee	789,000	18,557	6/16/08	(937)

				(4,905)

Contracts to Sell:
British Pound	643,815	$1,267,523	8/5/08	$(2,265)
Euro	230,596	357,559	8/5/08	7,565
Euro	2,312,634	3,585,951	8/5/08	71,249

				76,549

Net Unrealized Gain on Open Forward Foreign Currency Contracts				$71,644

4. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: July 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: July 25, 2008

By:	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: July 25, 2008